Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,176	$ 1,363	$ 1,661
Total Capital Expenditures	1,189	1,704	20,049
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	706	887	973
Acquisition Capital	2	332
Acquisition Capital			11,614
Deep Basin Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	53	211	225
Acquisition Capital	7	9
Acquisition Capital			6,774
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	280	208	180
Acquisition Capital	4
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 137	$ 57	77
Discontinued Operations [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment			$ 206